Cover	Jun. 27, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 27, 2024
Entity File Number	001-41759
Entity Registrant Name	SURF AIR MOBILITY INC.
Entity Central Index Key	0001936224
Entity Tax Identification Number	36-5025592
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12111 S. Crenshaw Blvd.
Entity Address, City or Town	Hawthorne
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90250
City Area Code	424
Local Phone Number	332-5480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SRFM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on July 5, 2024 (the “Original Form 8-K”). Following the submission of the Original Form 8-K, the Company discovered that an incorrect item number was inadvertently tagged in the submission header. Item 3.02 should have been tagged instead of Item 3.01. The Company is amending the Original Form 8-K for the sole purpose of correcting the item tag in the submission header. No disclosure has changed from the Original Form 8-K